Commitment and Contingencies - Summary of Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt principal, interest and fees
Total	$ 236,970
Less than 1 Year	17,438
1 - 3 Years	36,647
3 - 5 Years	38,584
More than 5 Years	144,301
Operating lease obligations
Total undiscounted liabilities	7,475
Less than 1 Year	774
1 - 3 Years	1,763
3 - 5 Years	1,865
More than 5 Years	3,073
Other contractual commitments
Total	574
Less than 1 Year	445
1 - 3 Years	129
3 - 5 Years	0
More than 5 Years	0
Total contractual obligations
Total	245,019
Less than 1 Year	18,657
1 - 3 Years	38,539
3 - 5 Years	40,449
More than 5 Years	$ 147,374